Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of reconciliation of the redeemable non-controlling interests
January 1, 2020	$21,915
Net income attributable to redeemable non-controlling interest	2,526
Increase in value of put options of redeemable non-controlling interests	1,317
Dividend declared to redeemable non-controlling interest	(4,391)
Acquisition of redeemable non-controlling interests	(9,089)
Increase in redeemable non-controlling interest as part of acquisitions	4,237
Foreign currency translation adjustments	1,848
Non-controlling interest reclassification to redeemable non-controlling interest	6,617

December 31, 2020	$24,980

Schedule of property and equipment, net
Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Schedule of stock-based compensation expense related to employee stock options
	Year ended December 31,
	2019	2018

Cost of revenues	$-	$2
Research and development, net	-	4
Selling and marketing	74	4
General and administrative	-	184

Total stock-based compensation expense	$74	$194